Disposal of Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2021
Disposal Of Subsidiaries [Abstract]
Schedule of the net assets of disposed subsidiaries
June 30, 2021
Total current assets	$213,096

Total other assets	25,926

Total assets	239,022

Total current liabilities	2,637,704

Total net assets	(2,398,682)
Noncontrolling interests	689,430
Total consideration	-
Exchange rate effect	292,889
Gain from disposal of net assets	(1,416,363)
Write off of intercompany receivables from parent	2,370,324
Total loss on disposal	$953,959